FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Liabilities:
Warrant liabilities - Private Placement Warrants	$ 879,293	$ 2,036,258
Recurring
Assets:
Money Market investments	128,610,697	128,421,215
Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities - Private Placement Warrants	879,293	2,036,258
Level 1 | Recurring
Assets:
Money Market investments	128,610,697	128,421,215
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities - Private Placement Warrants	$ 879,293	$ 2,036,258